CONSOLIDATED BALANCE SHEETS (Parentheticals) (FY)	Dec. 31, 2018 USD ($) $ / shares shares
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.001
Preferred stock, shares designated	20,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.001
Common stock, shares authorized	580,000,000
Common stock, shares issued	11,661,485
Common stock, shares outstanding	11,661,485
Previously Reported [Member]
Convertible Notes, unamortized debt discounts (in Dollars) | $	$ 0
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.001
Preferred stock, shares designated	20,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.001
Common stock, shares authorized	580,000,000
Common stock, shares issued	3,415,859
Common stock, shares outstanding	3,415,859
Series A Preferred Stock [Member]
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.001
Preferred stock, shares issued	1,000
Series A Preferred Stock [Member] | Previously Reported [Member]
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.001
Preferred stock, shares designated	1,000
Preferred stock, shares issued	1,000
Preferred stock, shares outstanding	1,000
Series B Preferred Stock [Member]
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.001
Preferred stock, shares designated	805,000
Preferred stock, shares outstanding	0
Series B Preferred Stock [Member] | Previously Reported [Member]
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.001
Preferred stock, shares designated	805,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Series E Preferred Stock [Member]
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.001
Preferred stock, shares designated	2,900,000
Preferred stock, shares outstanding	2,846,355.54
Series E Preferred Stock [Member] | Previously Reported [Member]
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.001
Preferred stock, shares designated	2,900,000
Preferred stock, shares issued	2,846,355.54
Preferred stock, shares outstanding	2,846,355.54